Related parties (Tables)	6 Months Ended
Jun. 30, 2020
Related parties
Summary of key management personnel remuneration

Key management received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the unaudited condensed consolidated interim statement of income and comprehensive income:

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Salary and bonus	13,339	35,292	27,287	61,582
Management incentive agreement	43,345	64,416	87,945	73,806
Pension contributions	1,426	11,043	4,076	14,537
Other social contributions	725	5,691	1,686	7,198
Total remuneration	58,835	116,442	120,994	157,123

Summary of board of directors remuneration

The Board of Directors received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in the unaudited condensed consolidated interim statement of income and comprehensive income:

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Cash compensation	7,504	3,856	14,419	3,856
Equity awards	6,217	3,145	12,298	3,145
Pension contributions	947	991	1,829	991
Other social contributions	82	101	162	101
Total remuneration	14,750	8,093	28,708	8,093

Summary of transactions with other related parties

The Group’s transactions with other related parties are disclosed below.

(in thousands of Russian Roubles)

	Services	Services	Loans	Amounts	Amounts
	provided to	received	provided to	owed by	owed to
	related	from related	related	related	related
	parties	parties	parties	parties	parties
For the three months ended and as at June 30, 2020
Subsidiaries of shareholders exercising significant influence over the Group	1,068	—	—	—	372
Equity-accounted investee (see Note 15)	—	—	11,541	11,607	—
	1,068	—	11,541	11,607	372
For the three months ended and as at June 30, 2019
Subsidiaries of shareholders exercising significant influence over the Group	2,674	—	—	—	2,262
Other related parties	—	9,309*	—	—	9,309*
	2,674	9,309	—	—	11,571

(in thousands of Russian Roubles)

	Services	Services	Loans	Amounts	Amounts
	provided to	received	provided to	owed by	owed to
	related	from related	related	related	related
	parties	parties	parties	parties	parties
For the six months ended and as at June 30, 2020
Subsidiaries of shareholders exercising significant influence over the Group	2,322	—	—	—	372
Equity-accounted investee (see Note 15)	—	—	11,541	11,607
	2,322	—	11,541	11,607	372
For the six months ended and as at June 30, 2019
Subsidiaries of shareholders exercising significant influence over the Group	4,240	—	—	—	2,262
Other related parties	—	9,309*	—	—	9,309*
	4,240	9,309	—	—	11,571

* Represents reimbursement of road show expenses incurred by Goldman Sachs & Co. LLC in the course of the Group’s IPO.